Consolidated statements of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [line items]
Net income	$ 7,703	$ 6,698	$ 17,794
Other comprehensive income to be eventually recycled into the consolidated income statement
Fair value adjustments on marketable securities, net of taxes	38	(113)	28
Fair value adjustments on deferred cash flow hedges, net of taxes	12	15	20
Total fair value adjustments on financial instruments, net of taxes	50	(98)	48
Share of other comprehensive income of associates and joint ventures accounted for using equity method that may be reclassified to profit or loss, net of tax	(37)	671	(48)
Net investment hedge	(237)
Currency translation effects	2,210	(2,391)	(1,662)
Total of items to eventually recycle	1,986	(1,818)	(1,662)
Other comprehensive income never to be recycled into the consolidated income statement
Actuarial gains/losses from defined benefit plans, net of taxes	851	(515)	(147)
Total comprehensive income	10,540	4,365	15,985
Attributable to
Shareholders of Novartis AG	10,538	4,382	15,977
Comprehensive income, attributable to non-controlling interests	2	(17)	8
Continuing operations
Attributable to
Shareholders of Novartis AG	$ 10,538	$ 4,382	5,238
Discontinued operations
Attributable to
Shareholders of Novartis AG			$ 10,739